UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Name and address of agent for service)

(212) 698-0800
Registrant’s telephone number, including area code
Date of fiscal year end: October 31, 2017

Date of reporting period:  January 31, 2017

Item 1.	Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of January 31, 2017
(Unaudited)

	Shares	Value
Common Stocks - 96.7%
Automobiles & Components - 1.5%
Ford Motor Co.	350,000	$4,326,000
Banks - 1.4%
Bank of America Corp.	100,000	2,264,000
Signature Bank (a)	10,000	1,575,200
		3,839,200
Capital Goods - 10.1%
Arconic, Inc.	150,000	3,418,500
Caterpillar, Inc.	25,000	2,391,500
General Electric Co.	300,000	8,910,000
Illinois Tool Works, Inc.	40,000	5,088,000
Snap-on, Inc.	10,000	1,815,300
The Boeing Co.	40,000	6,536,800
		28,160,100
Commercial & Professional Services - 1.2%
Steelcase, Inc. - Class A	200,000	3,360,000
Consumer Services - 2.1%
H&R Block, Inc.	50,000	1,073,000
McDonald’s Corp.	40,000	4,902,800
		5,975,800
Diversified Financials - 3.9%
Lazard Ltd. - Class A (b)	100,000	4,248,000
The Bank of New York Mellon Corp.	150,000	6,709,500
		10,957,500
Energy - 6.7%
Exxon Mobil Corp.	100,000	8,389,000
Noble Energy, Inc.	100,000	3,976,000
Schlumberger Ltd. (b)	75,000	6,278,250
		18,643,250
Food & Staples Retailing - 2.4%
Wal-Mart Stores, Inc.	100,000	6,674,000
Food, Beverage & Tobacco - 3.9%
Campbell Soup Co.	75,000	4,667,250
The Coca-Cola Co.	150,000	6,235,500
		10,902,750
Health Care Equipment & Services - 0.7%
Abbott Laboratories	50,000	2,088,500
Household & Personal Products - 5.4%
Colgate-Palmolive Co.	100,000	6,458,000
The Procter & Gamble Co.	100,000	8,760,000
		15,218,000
Insurance - 2.3%
Aflac, Inc.	50,000	3,499,500
XL Group Ltd.	75,000	2,817,750
		6,317,250

Materials - 7.7%
Alcoa Corp.	100,000	3,645,000
BHP Billiton Ltd. - ADR (b)	50,000	2,064,500
EI du Pont de Nemours & Co.	100,000	7,550,000
Goldcorp, Inc. (b)	100,000	1,617,000
Sonoco Products Co.	90,000	4,945,500
U.S. Concrete, Inc. (a)	24,000	1,572,000
		21,394,000
Media - 1.1%
The Walt Disney Co.	27,500	3,042,875
Pharmaceuticals, Biotechnology & Life Sciences - 12.7%
Alkermes PLC (a)(b)	100,000	5,411,000
Biogen, Inc. (a)	5,000	1,386,200
Ionis Pharmaceuticals, Inc. (a)	100,000	4,450,000
Johnson & Johnson	75,000	8,493,750
Merck & Co., Inc.	150,000	9,298,500
Pfizer, Inc.	200,000	6,346,000
		35,385,450
Retailing - 4.3%
Amazon.com, Inc. (a)	10,000	8,234,800
Macy’s, Inc.	50,000	1,477,000
Williams-Sonoma, Inc.	50,000	2,410,500
		12,122,300
Semiconductors & Semiconductor Equipment - 7.4%
Applied Materials, Inc.	250,000	8,562,500
Intel Corp.	200,000	7,364,000
QUALCOMM, Inc.	90,000	4,808,700
		20,735,200
Software & Services - 11.1%
Alphabet, Inc. - Class A (a)	7,000	5,741,330
Automatic Data Processing, Inc.	90,000	9,089,100
Facebook, Inc. - Class A (a)	50,000	6,516,000
Microsoft Corp.	150,000	9,697,500
		31,043,930
Technology Hardware & Equipment - 2.7%
Apple, Inc.	50,000	6,067,500
Bio-key International, Inc. (a)(c)(d)(e)(Originally acquired 09/16/2005, Cost $0)	1,963	–
Diebold Nixdorf, Inc.	50,000	1,360,000
		7,427,500
Telecommunication Services - 1.8%
Verizon Communications, Inc.	100,000	4,901,000
Transportation - 3.0%
Delta Air Lines, Inc.	150,000	7,086,000
Kansas City Southern	15,000	1,288,650
		8,374,650
Utilities - 3.3%
NextEra Energy, Inc.	75,000	9,279,000
Total Common Stocks (Cost $152,285,984)		270,168,255

Preferred Stock - 0.0%
Health Care Equipment & Supplies - 0.0%
Zymequest, Inc. (a)	400,000	1,600
Total Preferred Stock (Cost $–)		1,600

Real Estate Investment Trust (REIT) - 2.2%
Real Estate - 2.2%
Weyerhaeuser Co.	200,000	6,266,000
Total Real Estate Investment Trust (Cost $3,645,642)		6,266,000

Exchange-Traded Fund (ETF) - 1.2%
Metals & Mining - 1.2%
SPDR S&P Metals & Mining ETF	100,000	3,339,000
Total Exchange-Traded Fund (Cost $1,495,845)		3,339,000

Short-Term Investment - 0.0%
Money Market Fund - 0.0%
STIT-Treasury Portfolio - Institutional Class, 0.400%(f)	475	475
Total Short-Term Investment (Cost $475)		475

Total Investments (Cost $157,427,946) - 100.1%		279,775,330
Liabilities in Excess of Other Assets - (0.1)%		(348,145)
Total Net Assets - 100.0%		$279,427,185

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration(including ADR’s) was as follows: Australia 0.7%; Bermuda 1.5%; Canada 0.6%; Curacao 2.2%; Ireland 1.9%.
(c)	Denotes a security that is either fully or partially restricted to resale. The aggregate value of restricted securities as of January 31, 2017 was $0 which represented 0.0% of net assets.
(d)	Security is fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of January 31, 2017 was $0 which represented 0.0% of net assets.
(e)	Security is considered illiquid and may be difficult to sell.
(f)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

The Tocqueville Opportunity Fund
Schedule of Investments as of January 31, 2017
 (Unaudited)

	Shares	Value
Common Stocks - 100.2%
Automobiles & Components - 0.9%
Adient PLC (a)(b)	3,500	$222,215
Lear Corp.	2,000	284,180
Thor Industries, Inc.	2,000	207,000
		713,395
Banks - 11.7%
Bank of America Corp.	43,000	973,520
Bank of the Ozarks, Inc.	25,500	1,399,185
BofI Holding, Inc. (b)	42,000	1,239,000
Commerce Bancshares, Inc.	4,000	226,120
Customers Bancorp, Inc. (b)	10,000	344,600
Enterprise Financial Services Corp.	13,000	541,450
Fifth Third Bancorp	10,000	261,000
First Financial Bankshares, Inc.	2,500	106,625
Home BancShares, Inc.	10,000	269,400
IBERIABANK Corp.	6,000	492,900
Pinnacle Financial Partners, Inc.	20,000	1,337,000
Signature Bank (b)	12,500	1,969,000
South State Corp.	1,000	89,400
Sterling Bancorp	5,000	119,250
SVB Financial Group (b)	1,500	258,345
		9,626,795
Capital Goods - 8.8%
Acuity Brands, Inc.	1,000	207,230
AO Smith Corp.	10,000	487,500
Donaldson Co., Inc.	5,000	211,250
Esterline Technologies Corp. (b)	2,000	171,300
Fortune Brands Home & Security, Inc.	6,000	330,780
HD Supply Holdings, Inc. (b)	7,500	317,250
HEICO Corp.	1,500	115,425
Hexcel Corp.	5,500	282,425
Hubbell, Inc.	1,700	207,536
IDEX Corp.	1,000	90,160
Lennox International, Inc.	3,200	501,792
Lincoln Electric Holdings, Inc.	1,500	125,055
Masco Corp.	2,500	82,375
Masonite International Corp. (a)(b)	500	33,300
Nordson Corp.	4,000	454,120
RBC Bearings, Inc. (b)	2,500	231,575
SiteOne Landscape Supply, Inc. (b)	6,000	230,520
Snap-on, Inc.	2,000	363,060
Spirit AeroSystems Holdings, Inc. - Class A	8,000	480,400
The Middleby Corp. (b)	2,000	268,360
TransDigm Group, Inc.	1,000	216,400
United Rentals, Inc. (b)	2,500	316,275

WABCO Holdings, Inc. (b)	3,000	327,090
Wabtec Corp.	5,500	476,520
Watsco, Inc.	3,500	534,590
Woodward, Inc.	2,500	174,100
		7,236,388
Commercial & Professional Services - 0.3%
Copart, Inc. (b)	2,700	153,198
Equifax, Inc.	500	58,640
		211,838
Consumer Durables & Apparel - 0.7%
Leggett & Platt, Inc.	3,000	143,160
Lululemon Athletica, Inc. (b)	4,500	303,795
Mohawk Industries, Inc. (b)	500	107,920
		554,875
Consumer Services - 0.6%
Domino’s Pizza, Inc.	2,000	349,080
Restaurant Brands International LP (a)	37	1,806
Vail Resorts, Inc.	1,000	171,540
		522,426
Diversified Financials - 2.3%
CBOE Holdings, Inc.	3,000	238,860
FactSet Research Systems, Inc.	800	138,440
Interactive Brokers Group, Inc. - Class A	4,000	149,360
MSCI, Inc.	500	41,375
Synchrony Financial	37,000	1,325,340
		1,893,375
Energy - 7.3%
Concho Resources, Inc. (b)	10,000	1,394,400
Continental Resources, Inc. (b)	4,000	194,240
Diamondback Energy, Inc. (b)	5,500	578,435
Dril-Quip, Inc. (b)	2,000	124,400
EOG Resources, Inc.	6,000	609,480
Halliburton Co.	11,000	622,270
Marathon Petroleum Corp.	1,500	72,075
Matador Resources Co. (b)	5,000	131,650
National Oilwell Varco, Inc.	3,000	113,430
Oceaneering International, Inc.	3,500	97,475
Patterson-UTI Energy, Inc.	4,000	112,160
Pioneer Natural Resources Co.	8,000	1,441,840
US Silica Holdings, Inc.	9,000	532,260
		6,024,115
Food, Beverage & Tobacco - 0.2%
Calbee, Inc. (a)	1,000	32,548
Constellation Brands, Inc. - Class A	500	74,880
Monster Beverage Corp. (b)	500	21,300
		128,728
Health Care Equipment & Services - 1.4%
ABIOMED, Inc. (b)	500	53,185
Align Technology, Inc. (b)	1,500	137,535
Cardiovascular Systems, Inc. (b)	4,500	111,150
DexCom, Inc. (b)	4,000	316,600
Glaukos Corp. (b)	1,000	41,220

IDEXX Laboratories, Inc. (b)	2,000	244,660
Teleflex, Inc.	1,000	167,730
Wright Medical Group NV (a)(b)	1,500	37,770
Zeltiq Aesthetics, Inc. (b)	500	22,170
		1,132,020
Materials - 2.8%
AptarGroup, Inc.	1,500	109,455
Axalta Coating Systems Ltd. (a)(b)	500	14,500
Berry Plastics Group, Inc. (b)	2,500	127,575
Eagle Materials, Inc.	5,500	575,190
GCP Applied Technologies, Inc. (b)	6,500	175,175
Martin Marietta Materials, Inc.	2,500	574,000
Packaging Corp. of America	3,000	276,540
RPM International, Inc.	1,500	78,390
Sealed Air Corp.	1,000	48,500
The Sherwin-Williams Co.	900	273,429
Worthington Industries, Inc.	1,500	71,685
		2,324,439
Media - 0.0%
Liberty Media Corp - Liberty SiriusXM - Class C (b)	1,000	35,890
Pharmaceuticals, Biotechnology & Life Sciences - 31.7%
ACADIA Pharmaceuticals, Inc. (b)	15,000	518,850
Advaxis, Inc. (b)	25,000	224,000
Aerie Pharmaceuticals, Inc. (b)	45,000	1,975,500
Affimed NV (a)(b)	4,500	8,325
Agios Pharmaceuticals, Inc. (b)	500	21,515
Alder Biopharmaceuticals, Inc. (b)	5,000	102,750
Alexion Pharmaceuticals, Inc. (b)	3,500	457,380
Alkermes PLC (a)(b)	4,500	243,495
Alnylam Pharmaceuticals, Inc. (b)	12,000	479,880
Avexis, Inc. (b)	1,500	83,670
Axovant Sciences Ltd. (a)(b)	1,000	12,250
Bellicum Pharmaceuticals, Inc. (b)	1,000	13,380
BioMarin Pharmaceutical, Inc. (b)	1,000	87,630
Bluebird Bio, Inc. (b)	21,500	1,601,750
Cancer Genetics, Inc. (b)	10,000	21,500
Cellectis SA - ADR (a)(b)	500	9,120
Clovis Oncology, Inc. (b)	15,500	1,004,400
DBV Technologies SA - ADR (a)(b)	7,500	258,900
Dermira, Inc. (b)	3,000	88,320
Fate Therapeutics, Inc. (b)	15,000	40,950
Five Prime Therapeutics, Inc. (b)	3,000	137,430
Forward Pharma A/S - ADR (a)(b)	5,000	155,000
Genfit (a)(b)	500	11,022
Genmab A/S (a)(b)	8,500	1,638,685
GW Pharmaceuticals PLC - ADR (a)(b)	18,500	2,127,130
Incyte Corp. (b)	27,000	3,272,670
Inovio Pharmaceuticals, Inc. (b)	10,000	66,000
Intra-Cellular Therapies, Inc. (b)	4,000	57,760
Ionis Pharmaceuticals, Inc. (b)	8,000	356,000
Kite Pharma, Inc. (b)	25,000	1,274,250
La Jolla Pharmaceutical Co. (b)	4,000	77,800

Lion Biotechnologies, Inc. (b)	23,000	166,750
Mettler-Toledo International, Inc. (b)	500	213,315
Neurocrine Biosciences, Inc. (b)	11,500	493,465
PAREXEL International Corp. (b)	3,500	248,115
Portola Pharmaceuticals, Inc. (b)	3,500	95,375
Sage Therapeutics, Inc. (b)	35,000	1,679,300
Sarepta Therapeutics, Inc. (b)	1,500	46,590
Seattle Genetics, Inc. (b)	16,000	963,840
Spark Therapeutics, Inc. (b)	33,000	2,080,980
TESARO, Inc. (b)	20,500	3,338,220
Ultragenyx Pharmaceutical, Inc. (b)	500	37,505
Xencor, Inc. (b)	11,500	274,045
		26,064,812
Retailing - 1.2%
Netflix, Inc. (b)	3,000	422,130
O’Reilly Automotive, Inc. (b)	500	131,135
Pool Corp.	2,500	263,900
Ulta Beauty, Inc. (b)	500	136,140
		953,305
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. (b)	40,000	414,800
Ambarella, Inc. (a)(b)	500	24,805
Inphi Corp. (b)	35,000	1,603,700
MACOM Technology Solutions Holdings, Inc. (b)	2,000	95,100
Micron Technology, Inc. (b)	28,000	675,080
NVIDIA Corp.	19,000	2,074,420
		4,887,905
Software & Services - 16.1%
Adobe Systems, Inc. (b)	4,000	453,520
ANSYS, Inc. (b)	1,000	93,260
Aspen Technology, Inc. (b)	6,000	318,660
Barracuda Networks, Inc. (b)	3,000	70,470
Broadridge Financial Solutions, Inc.	500	33,265
Cadence Design Systems, Inc. (b)	5,000	130,150
Cornerstone OnDemand, Inc. (b)	2,500	101,725
CoStar Group, Inc. (b)	200	40,420
Electronic Arts, Inc. (b)	500	41,715
EPAM Systems, Inc. (b)	2,000	128,720
Euronet Worldwide, Inc. (b)	2,000	143,040
Fair Isaac Corp.	2,500	308,250
FleetCor Technologies, Inc. (b)	500	73,745
Fortinet, Inc. (b)	3,500	116,410
Gartner, Inc. (b)	1,000	99,360
Global Payments, Inc.	3,500	270,480
Guidewire Software, Inc. (b)	1,500	78,495
Manhattan Associates, Inc. (b)	3,000	153,780
Mobileye NV (a)(b)	2,500	107,400
New Relic, Inc. (b)	40,000	1,448,000
Paycom Software, Inc. (b)	15,000	693,600
Paylocity Holding Corp. (b)	17,000	524,620
Proofpoint, Inc. (b)	25,000	2,004,000
PTC, Inc. (b)	1,500	78,855

ServiceNow, Inc. (b)	22,000	1,993,640
Shopify, Inc. - Class A (a)(b)	15,000	762,300
Splunk, Inc. (b)	11,500	665,390
SS&C Technologies Holdings, Inc.	2,000	64,260
Tableau Software, Inc. - Class A (b)	3,000	143,520
The Ultimate Software Group, Inc. (b)	4,000	774,640
Total System Services, Inc.	500	25,340
Tyler Technologies, Inc. (b)	500	73,010
Vantiv, Inc. - Class A (b)	12,500	778,000
Workday, Inc. - Class A (b)	6,000	498,540
Zillow Group, Inc. - Clas A (b)	1	36
		13,290,616
Technology Hardware & Equipment - 6.9%
Acacia Communications, Inc. (b)	8,000	465,360
Ciena Corp. (b)	5,000	121,700
Fabrinet (a)(b)	2,000	84,260
Finisar Corp. (b)	20,000	591,400
Lumentum Holdings, Inc. (b)	12,000	455,400
Oclaro, Inc. (b)	245,000	2,403,450
Western Digital Corp.	20,000	1,594,600
		5,716,170
Transportation - 1.4%
Alaska Air Group, Inc.	5,000	469,100
American Airlines Group, Inc.	1,000	44,250
Delta Air Lines, Inc.	1,000	47,240
Hawaiian Holdings, Inc. (b)	1,500	76,425
Old Dominion Freight Line, Inc. (b)	1,800	158,904
Spirit Airlines, Inc. (b)	7,000	378,280
		1,174,199
Total Common Stocks (Cost $70,422,364)		82,491,291

Real Estate Investment Trust (REIT) - 0.0%
Real Estate - 0.0%
Equinix, Inc.	1	385
Total Real Estate Investment Trust (Cost $297)		385

Exchange-Traded Funds (ETFs) - 1.4%
Funds, Trusts, and Other Financial Vehicles - 1.4%
Direxion Daily Financial Bull 3X Shares (b)	13,500	560,250
SPDR S&P Regional Banking ETF	11,000	609,400
Total Exchange-Traded Funds (Cost $1,070,187)		1,169,650

Purchased Call Options - 0.8%	Contracts
Banks - 0.2%
Bank of America Corp.
Expiration: February 2017, Exercise Price $22.00 (b)	900	80,100
Bank of America Corp.
Expiration: March 2017, Exercise Price $21.00 (b)	500	97,500
Wells Fargo & Co.
Expiration: June 2017, Exercise Price $57.50 (b)	150	31,950
		209,550

Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
Kite Pharma, Inc.
Expiration: April 2017, Exercise Price $55.00 (b)	100	42,000
Kite Pharma, Inc.
Expiration: July 2017, Exercise Price $50.00 (b)	75	63,000
		105,000
Retailing - 0.2%
The Priceline Group, Inc.
Expiration: April 2017, Exercise Price $1,500.00 (b)	10	118,500
Software & Services - 0.3%
Facebook, Inc.
Expiration: March 2017, Exercise Price $125.00 (b)	325	266,175
Total Purchased Options (Cost $713,222)		699,225

Short-Term Investment - 0.0%	Shares
Money Market Fund - 0.0%
STIT-Treasury Portfolio - Institutional Class, 0.400%(c)	784	784
Total Short-Term Investment (Cost $784)		784

Total Investments (Cost $72,206,854) - 102.4%		84,361,335
Liabilities in Excess of Other Assets - (2.4)%		(2,019,157)
Total Net Assets - 100.0%		$82,342,178

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)
Foreign issued security.  Foreign concentration (including ADR’s) was as follows: Bermuda 0.0%; Canada 1.0%; Cayman Islands 0.1%; Denmark 2.2%; France 0.3%; Ireland 0.6%; Japan 0.0%; Netherlands 0.2%; United Kingdom 2.6%.

(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

The Tocqueville International Value Fund
Schedule of Investments as of January 31, 2017
(Unaudited)

	Shares	Value
Common Stocks - 87.8%
Australia - 2.7%
BHP Billiton Ltd. - ADR	186,000	$7,679,940
Spotless Group Holdings Ltd.	11,637,280	8,304,332
		15,984,272
Belgium - 2.2%
Groupe Bruxelles Lambert SA	158,000	13,465,265
Canada - 2.8%
Goldcorp, Inc.	585,050	9,460,258
Potash Corp of Saskatchewan, Inc.	410,860	7,641,996
		17,102,254
Cayman Islands - 1.1%
Greatview Aseptic Packaging Co., Ltd.	13,680,500	6,454,000
Denmark - 2.1%
ISS A/S	356,489	12,694,006
Finland - 1.4%
Nokia OYJ - ADR	1,845,000	8,339,400
France - 14.2%
Bollore SA	3,006,550	12,024,700
Cie de Saint-Gobain	244,056	11,991,925
IPSOS	250,615	8,306,692
Publicis Groupe SA	225,500	15,491,708
Sanofi	174,830	14,052,296
Sopra Steria Group	108,642	12,596,439
Zodiac Aerospace	380,675	11,570,349
		86,034,109
Germany - 8.0%
Bayer AG	137,000	15,217,920
Infineon Technologies AG	571,615	10,518,527
Siemens AG - ADR	112,400	14,608,628
Wacker Neuson SE	471,934	7,752,915
		48,097,990
Hong Kong - 1.9%
Clear Media Ltd.	7,686,500	8,044,230
Television Broadcasts Ltd.	868,350	3,330,906
		11,375,136
Ireland - 1.9%
CRH PLC	324,563	11,257,755
Japan - 15.2%
Amano Corp.	802,400	15,362,777
FANUC Corp.	59,500	11,681,444
Hitachi Ltd.	2,832,440	16,217,002
Hoya Corp.	206,400	8,996,348
Kao Corp.	176,300	8,724,156
Makita Corp.	175,800	12,210,498
MISUMI Group, Inc.	266,600	4,981,089
SMC Corp.	23,015	6,282,594
Toho Co., Ltd.	264,000	7,613,515
		92,069,423

Netherlands - 3.9%
Akzo Nobel NV	178,000	12,080,095
Unilever NV - ADR	284,000	11,544,600
		23,624,695
Netherlands Antilles - 2.2%
Schlumberger Ltd.	159,500	13,351,745
Singapore - 1.2%
Global Logistic Properties Ltd.	3,931,000	7,244,758
Spain - 3.6%
Applus Services SA	1,175,455	13,435,598
Banco Santander SA	1,500,000	8,380,349
		21,815,947
Switzerland - 5.0%
Credit Suisse Group AG - ADR	541,500	8,230,800
Novartis AG - ADR	173,925	12,856,536
UBS Group AG	579,350	9,333,328
		30,420,664
United Kingdom - 16.4%
AVEVA Group PLC	551,500	13,260,953
Barclays PLC - ADR	605,000	6,697,350
Cobham PLC	4,568,000	7,816,721
Countrywide PLC	4,264,771	9,456,712
DCC PLC	93,375	7,531,959
Diageo PLC - ADR	111,000	12,435,330
Kingfisher PLC	1,026,325	4,354,503
Lloyds Banking Group PLC	7,307,500	5,993,647
Rio Tinto PLC	173,100	7,668,874
Royal Dutch Shell PLC - Class B - ADR	223,500	12,844,545
Smiths Group PLC	571,170	10,825,930
		98,886,524
United States - 2.0%
Aflac, Inc.	176,230	12,334,338
Total Common Stocks (Cost $471,934,348)		530,552,281

Preferred Stocks - 3.2%
Brazil - 0.5%
Telefonica Brasil SA - ADR	200,000	2,956,000
Republic of Korea - 2.7%
Samsung Electronics Co., Ltd.	12,210	16,501,819
Total Preferred Stocks (Cost $14,016,202)		19,457,819

Short-Term Investments - 8.6%
Money Market Fund - 4.9%
STIT-Treasury Portfolio - Institutional Class, 0.400% (a)	29,619,714	29,619,714

	Principal
Money Market Deposit Account - 3.7%	Amount
U.S. Bank Money Market Deposit Account, 0.10%	$22,355,140	22,355,139
Total Short-Term Investments (Cost $51,974,853)		51,974,853

Total Investments (Cost $537,925,403) - 99.6%		601,984,953
Other Assets in Excess of Liabilities - 0.4%		2,117,241
Total Net Assets - 100.0%		$604,102,194

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

Schedule of Open Forward Currency Contracts
January 31, 2017
(Unaudited)

Counterparty of Contract	Forward Settlement Date	Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Amount of Currency to be Received	Unrealized Depreciation
U.S. Bank	03/31/2017	U.S. Dollars	Japanese Yen	1,300,000,000	11,295,508	(245,338)
U.S. Bank	03/31/2017	U.S. Dollars	Japanese Yen	1,300,000,000	11,482,070	(58,775)
						$(304,113)

The Tocqueville Gold Fund
Schedule of Investments as of January 31, 2017
(Unaudited)

	Shares	Value
Common Stocks - 86.0%
Gold Related Securities - 78.2%
Australia - 4.4%
Evolution Mining Ltd.	12,386,774	$20,009,426
Gold Road Resources Ltd.(a)	15,313,399	6,735,912
Newcrest Mining Ltd.	1,925,100	31,433,601
		58,178,939
Canada - 60.7%
Agnico Eagle Mines Ltd.	768,273	36,646,622
Agnico Eagle Mines Ltd.(b)	526,485	25,113,486
Alacer Gold Corp.(a)	4,091,800	7,546,836
Alamos Gold, Inc. - Class A	6,073,000	45,547,500
Almaden Minerals Ltd. (a)(c)	5,448,149	5,652,258
Almadex Minerals Ltd.(a)	1,240,000	1,419,866
Argonaut Gold, Inc.(a)	2,837,000	5,297,914
ATAC Resources Ltd.(a)(c)	10,016,891	3,464,055
AuRico Metals, Inc.(a)(c)	7,411,437	6,549,973
B2Gold Corp.(a)	13,130,700	40,179,942
Corvus Gold, Inc.(a)(c)	3,350,901	1,735,097
Corvus Gold, Inc.(a)(b)(c)	13,030,000	6,508,742
Dalradian Resources, Inc.(a)	1,750,000	1,781,150
Dalradian Resources, Inc.(a)(b)	5,529,000	5,651,158
Detour Gold Corp.(a)	4,212,200	57,133,779
East Asia Minerals Corp.(a)(c)	66,484,933	510,932
Eldorado Gold Corp.(a)	5,611,785	19,809,601
Eldorado Gold Corp.(a)(b)	1,000,000	3,535,062
Falco Resources Ltd. (a)(c)	16,222,300	12,092,704
Franco-Nevada Corp.	910,900	59,249,626
GoGold Resources, Inc.(a)(c)	15,889,000	8,669,502
Goldcorp, Inc.	647,350	10,467,649
Goldcorp, Inc.(b)	1,948,910	31,512,059
IAMGOLD Corp.(a)	1,476,200	6,820,044
International Tower Hill Mines Ltd.(a)(c)	5,738,836	3,896,096
International Tower Hill Mines Ltd.(a)(b)(c)	11,289,744	7,461,425
Jaguar Mining, Inc.(a)(c)	65,858,798	37,958,961
JDL Gold Corp.(a)	969,000	1,481,891
Klondex Mines Ltd. (a)	2,958,500	14,641,875
Novagold Resources, Inc.(a)	3,667,300	19,510,036
NuLegacy Gold Corp.(a)(c)(d)(e)(f)(Originally acquired 10/07/16, Cost $3,055,985)	9,020,590	2,038,081

NuLegacy Gold Corp.(a)(c)	19,535,500	4,503,862
OceanaGold Corp.	4,431,459	15,399,320
OceanaGold Corp.(b)	7,414,600	25,755,229
Osisko Gold Royalties Ltd.(a)(c)	3,184,740	34,949,539
Osisko Mining, Inc.(a)	3,853,239	9,979,186
Pan American Silver Corp.	3,218,298	62,853,360
Premier Gold Mines Ltd.(a)(c)	9,643,160	21,713,321
Richmont Mines, Inc.(a)	856,800	7,025,595
Rockhaven Resources Ltd.(a)	4,944,500	664,966
Rubicon Minerals Corp.(a)	69,556	107,976
SEMAFO, Inc.(a)(c)	9,241,000	34,467,082
Silver Wheaton Corp.	1,561,075	34,546,590
Strategic Metals Ltd.(a)(c)	10,463,400	4,744,212
Torex Gold Resources, Inc.(a)(c)	2,366,950	50,203,896
		796,798,056
Jersey - 2.6%
Randgold Resources Ltd. - ADR	403,600	34,281,784
South Africa - 1.1%
AngloGold Ashanti Ltd. - ADR (a)	1,094,000	13,904,740
United Kingdom - 3.1%
Fresnillo PLC	2,223,800	40,648,393
United States - 6.3%
Electrum Ltd.(a)(d)(e)(f)(Originally acquired 12/21/07, Cost $13,065,361)	2,127,287	702,005
Newmont Mining Corp.	1,274,200	46,227,976
Royal Gold, Inc.	495,600	35,767,452
		82,697,433
Total Gold Related Securities		1,026,509,345

Other Precious Metals Related Securities - 7.2%
Canada - 6.2%
Bear Creek Mining Corp.(a)(c)	7,413,200	16,692,162
Ivanhoe Mines Ltd. - Class A(a)	7,882,379	24,048,450
MAG Silver Corp.(a)(c)	2,827,100	40,201,362
Plata Latina Minerals Corp.(a)	2,000,000	53,794
		80,995,768
United Kingdom - 0.6%
Hochschild Mining PLC	2,500,000	7,752,450
United States - 0.4%
Sunshine Mining & Refining(a)(d)(e)(f)(Originally acquired 03/15/11, Cost $18,353,107)	1,633,545	5,717,407
Total Other Precious Metals Related Securities		94,465,625

Other Securities - 0.6%
United States - 0.6%
Gold Bullion International LLC(a)(c)(d)(e)(f)(Originally acquired 05/12/10, Cost $5,000,000)	5,000,000	6,893,000
I-Pulse, Inc.(a)(d)(e)(f)(Originally acquired 10/09/07, Cost $175,524)	74,532	640,975
Total Other Securities		7,533,975
Total Common Stocks (Cost $1,203,037,716)		1,128,508,945

Preferred Stock - 0.4%
Gold Related Securities - 0.4%
Canada - 0.4%
International Tower Hill Mines Ltd.(a)(c)(d)(e)(f)(Originally acquired 12/23/16, Cost $4,339,946)	9,041,554	5,787,984
Total Preferred Stock (Cost $4,339,946)		5,787,984

Private Fund - 1.2%
Gold Related Securities - 1.2%
Tocqueville Bullion Reserve LP - Class G(a)(c)(d)(e)(f)(Originally acquired 11/28/11, Cost $25,000,000)	13,806	16,265,731
Total Private Fund (Cost $25,000,000)		16,265,731

Gold Bullion - 11.1%	Ounces
Gold Bullion (a)	119,680	144,890,036
Total Gold Bullion (Cost $70,975,249)		144,890,036

Warrants - 0.3%	Shares
Gold Related Securities - 0.3%
Canada - 0.3%
Almaden Minerals Ltd.
Expiration: 11/05/2017, Exercise Price: CAD $1.00 (a)(c)(d)(e)(f)(Originally acquired 11/04/15, Cost $0)	875,000	361,230
Almaden Minerals Ltd.
Expiration: 11/11/2018, Exercise Price: CAD $2.00 (a)(c)(d)(e)(f)(Originally acquired 05/11/16, Cost $0)	740,741	446,522
Falco Resources Ltd.
Expiration: 05/22/2018, Exercise Price: CAD $1.45(a)(c)(d)(e)(f)(Originally acquired 11/18/16, Cost $0)	7,000,000	1,023,708
NuLegacy Gold Corp.
Expiration: 04/12/2018, Exercise Price: CAD $0.65 (a)(c)(d)(e)(f)(Originally acquired 10/07/16, Cost $0)	9,020,590	555,273
East Asia Minerals Corp.
Expiration: 12/05/2019, Exercise Price: CAD $0.10 (a)(c)(d)(e)(f)(Originally acquired 12/05/14, Cost $0)	9,764,933	–
JDL Gold Corp.
Expiration: 04/16/2019, Exercise Price: CAD $2.92 (a)(d)(e)(f)(Originally acquired 04/03/14, Cost $0)	150,000	46,467
Osisko Gold Royalties Ltd.
Expiration: 02/18/2022, Exercise Price: CAD $36.50 (a)(c)	274,000	614,855
Total Warrants (Cost $0)		3,048,055

Rights - 0.0%
Gold Related Securities - 0.0%
Dalradian Resources, Inc.
Expiration: 07/31/2017, Exercise Price: CAD $1.50 (a)	875,000	89,097
East Asia Minerals Corp.
Expiration: 03/05/2020, Exercise Price: CAD $0.10 (a)(c)(d)(e)(f)(Originally acquired 03/04/15, Cost $0)	46,175,600	354,856
Total Rights (Cost $0)		443,953

Short-Term Investment - 0.7%
Money Market Fund - 0.7%
STIT - Treasury Portfolio - Institutional Class, 0.400%(g)	8,630,940	8,630,940
Total Short-Term Investment (Cost $8,630,940)		8,630,940

Total Investments (Cost $1,311,983,851) - 99.7%		1,307,575,644
Other Assets in Excess of Liabilities - 0.3%		4,215,916
Total Net Assets - 100.0%		$1,311,791,560

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a)	Non-income producing security.
(b)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(c)	Affiliated company. See Footnote 3.
(d)	Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of January 31, 2017 was $40,833,239, which represented 3.1% of net assets.
(e)
Securities are fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of January 31, 2017 was $40,833,239, which represented 3.1% of net assets.

(f)	Security is considered illiquid and may be difficult to sell.
(g)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

The Delafield Fund
Schedule of Investments as of January 31, 2017
(Unaudited)

	Shares	Value
Common Stocks - 76.0%
Aerospace & Defense - 3.0%
Ducommun, Inc.(a)	185,000	$5,481,550
Honeywell International, Inc.	60,000	7,099,200
		12,580,750
Auto Components - 2.9%
Gentex Corp.	265,000	5,535,850
Horizon Global Corp.(a)	330,000	6,458,100
		11,993,950
Chemicals - 10.1%
Calgon Carbon Corp.	225,000	3,566,250
Eastman Chemical Co.	185,000	14,337,500
HB Fuller Co.	185,000	9,133,450
Minerals Technologies, Inc.	85,000	6,812,750
PolyOne Corp.	250,000	8,527,500
		42,377,450
Commercial Services & Supplies - 1.4%
Team, Inc.(a)	175,000	5,880,000
Construction & Engineering - 2.3%
KBR, Inc.	550,000	9,355,500
Construction and Engineering - 1.6%
Aegion Corp.(a)	285,000	6,629,100
Construction Materials - 2.8%
U.S. Concrete, Inc.(a)	175,000	11,462,500
Electrical Equipment - 1.0%
Babcock & Wilcox Enterprises, Inc.(a)	240,000	3,993,600
Electronic Equipment, Instruments & Components - 6.8%
Electro Scientific Industries, Inc. (a)	351,350	2,308,369
Flex Ltd.(a)(b)	500,000	7,835,000
Kemet Corp. (a)	525,000	3,643,500
Plexus Corp. (a)	80,000	4,344,000
TTM Technologies, Inc. (a)	675,000	10,010,250
		28,141,119
Energy Equipment & Services - 0.7%
Aspen Aerogels, Inc. (a)	600,000	2,796,000
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	160,000	6,683,200
Invacare Corp.	450,000	5,175,000
		11,858,200
Insurance - 0.9%
XL Group Ltd.	100,000	3,757,000
Machinery - 10.6%
Barnes Group, Inc.	140,000	6,738,200
Crane Co.	90,000	6,483,600
Dover Corp.	115,000	8,941,250
Harsco Corp.	575,000	7,676,250

Stanley Black & Decker, Inc.	75,000	9,300,000
Xerium Technologies, Inc. (a)(c)	900,000	4,653,000
		43,792,300
Media - 3.2%
TEGNA, Inc.	580,000	13,287,800
Metals & Mining - 1.0%
Carpenter Technology Corp.	80,000	3,201,600
Real Industry, Inc. (a)	150,000	810,000
		4,011,600
Oil, Gas & Consumable Fuels - 3.4%
Boardwalk Pipeline Partners LP	515,000	9,506,900
Marathon Petroleum Corp.	95,000	4,564,750
		14,071,650
Professional Services - 5.4%
Korn/Ferry International	265,000	7,698,250
TrueBlue, Inc. (a)	600,000	14,850,000
		22,548,250
Semiconductors & Semiconductor Equipment - 1.2%
Teradyne, Inc.	175,000	4,966,500
Specialty Retail - 0.8%
Ascena Retail Group, Inc. (a)	725,000	3,487,250
Technology Hardware, Storage & Peripherals - 6.3%
Diebold Nixdorf, Inc.	550,000	14,960,000
Hewlett Packard Enterprise Co.	500,000	11,340,000
		26,300,000
Textiles, Apparel & Luxury Goods - 4.4%
G-III Apparel Group Ltd. (a)	210,000	5,514,600
PVH Corp.	47,000	4,409,070
Ralph Lauren Corp.	45,000	3,979,350
Sequential Brands Group, Inc. (a)	660,000	3,055,800
Unifi, Inc. (a)	50,000	1,344,500
		18,303,320
Trading Companies & Distributors - 3.3%
Rush Enterprises, Inc. - Class A (a)	170,000	5,567,500
WESCO International, Inc. (a)	120,000	8,484,000
		14,051,500
Total Common Stocks (Cost $228,479,584)		315,645,339

Short-Term Investments - 24.3%
Money Market Fund - 5.0%
STIT - Treasury Portfolio - Institutional Class - 0.400%(d)	20,721,181	20,721,181

Money Market Despoit Account - 19.3%	Principal Amount
U.S. Bank Money Market Deposit Account, 0.10%	$80,182,449	80,182,449
Total Short-Term Investments (Cost $100,903,630)		100,903,630

Total Investments (Cost $329,383,214) - 100.3%		416,548,969
Liabilities in Excess of Other Assets - (0.3)%		(1,402,438)
Total Net Assets - 100.0%		$415,146,531

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Singapore 1.9%.
(c)	Affiliated company. See Footnote 3.
(d)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

The Tocqueville Select Fund
Schedule of Investments as of January 31, 2017
(Unaudited)

	Shares	Value
Common Stocks - 87.4%
Auto Components - 9.1%
Gentex Corp.	119,000	$2,485,910
Horizon Global Corp. (a)	162,000	3,170,340
		5,656,250
Chemicals - 8.7%
Eastman Chemical Co.	40,000	3,100,000
Minerals Technologies, Inc.	28,900	2,316,335
		5,416,335
Commercial Services & Supplies - 2.2%
Team, Inc. (a)	41,000	1,377,600
Computers & Peripherals - 4.6%
Diebold Nixdorf, Inc.	105,000	2,856,000
Electronic Equipment, Instruments & Components - 3.6%
Flex Ltd. (a)(b)	142,200	2,228,274
Industrial Conglomerates - 2.2%
Carlisle Cos., Inc.	12,700	1,385,697
Internet Software & Services - 4.6%
j2 Global, Inc.	34,400	2,883,064
IT Services - 3.3%
EPAM Systems, Inc. (a)	32,300	2,078,828
Machinery - 16.0%
Dover Corp.	41,800	3,249,950
Harsco Corp.	180,700	2,412,345
Stanley Black & Decker, Inc.	23,900	2,963,600
Xerium Technologies, Inc. (a)(c)	265,000	1,370,050
		9,995,945
Media - 5.0%
TEGNA, Inc.	136,000	3,115,760
Metals & Mining - 2.3%
Real Industry, Inc. (a)	265,581	1,434,137
Professional Services - 9.7%
ICF International, Inc. (a)	44,700	2,324,400
TrueBlue, Inc. (a)	150,000	3,712,500
		6,036,900
Specialty Retail - 5.1%
Ascena Retail Group, Inc. (a)	270,500	1,301,105
Pier 1 Imports, Inc.	255,200	1,855,304
		3,156,409
Textiles, Apparel & Luxury Goods - 5.7%
G-III Apparel Group Ltd. (a)	77,000	2,022,020
Ralph Lauren Corp.	17,100	1,512,153
		3,534,173
Trading Companies & Distributors - 5.3%
WESCO International, Inc. (a)	46,900	3,315,830
Total Common Stocks (Cost $45,953,666)		54,471,202

Short-Term Investments - 17.1%
Money Market Fund - 5.1%
STIT-Treasury Portfolio - Institutional Class, 0.400%(d)	3,149,354	3,149,354

	Principal
Money Market Deposit Account - 12.0%	Amount
U.S. Bank Money Market Deposit Account, 0.10%	$7,474,570	7,474,570
Total Short-Term Investments (Cost $10,623,924)		10,623,924

Total Investments (Cost $56,577,590) - 104.5%		65,095,126
Liabilities in Excess of Other Assets - (4.5)%		(2,820,986)
Total Net Assets - 100.0%		$62,274,140

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Singapore 3.6%.
(c)	Affiliated Company. See Footnote 3.
(d)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

1) Fair Valuation Measurements (Unaudited)

 The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security. When using the mean between the latest bid and ask price, the security will be classified as Level 2. Common stocks of the International Value Fund that are traded on non-North American exchanges are valued using matrix pricing formulas provided by an independent pricing service. These securities will generally be classified as Level 2 securities. Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

 Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees.  These securities will generally be classified as Level 2 securities. If the warrant is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.  Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

The Gold Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption. This investment is currently valued at $16,265,731 which represents 1.2% of the Gold Fund’s net assets and is classified as Level 3.

For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used, as of January 31, 2017, involving the Funds’assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total
The Tocqueville Fund
Assets
Common Stocks*	$270,168,255	$-	$-	$270,168,255
Preferred Stock*	-	-	1,600	1,600
Real Estate Investment Trust (REIT)*	6,266,000	-	-	6,266,000
Exchange-Traded Fund (ETF)*	3,339,000	-	-	3,339,000
Money Market Fund	475	-	-	475
Total Assets	$279,773,730	$-	$1,600	$279,775,330

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$82,491,291	$-	$-	$82,491,291
Real Estate Investment Trust (REIT)*	385	-	-	385
Exchange-Traded Funds (ETFs)*	1,169,650	-	-	1,169,650
Purchased Call Options
Banks	209,550	-	-	209,550
Pharmaceuticals, Biotechnology & Life Sciences	42,000	63,000	-	105,000
Retailing	118,500	-	-	118,500
Software & Services	266,175	-	-	266,175
Total Purchased Call Options	636,225	63,000	-	699,225
Money Market Fund	784	-	-	784
Total Assets	$84,298,335	$63,000	$-	$84,361,335

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$7,679,940	$8,304,332	$-	$15,984,272
Belgium	-	13,465,265	-	13,465,265
Canada	17,102,254	-	-	17,102,254
Cayman Islands	-	6,454,000	-	6,454,000
Denmark	-	12,694,006	-	12,694,006
Finland	8,339,400	-	-	8,339,400
France	-	86,034,109	-	86,034,109
Germany	14,608,628	33,489,362	-	48,097,990
Hong Kong	8,044,230	3,330,906	-	11,375,136
Ireland	-	11,257,755	-	11,257,755
Japan	-	92,069,423	-	92,069,423
Netherlands	11,544,600	12,080,095	-	23,624,695
Netherlands Antilles	13,351,745	-	-	13,351,745
Singapore	-	7,244,758	-	7,244,758
Spain	-	21,815,947	-	21,815,947
Switzerland	30,420,664	-	-	30,420,664
United Kingdom	31,977,225	66,909,299	-	98,886,524
United States	12,334,338	-	-	12,334,338
Total Common Stocks	155,403,024	375,149,257	-	530,552,281
Preferred Stock*	2,956,000	16,501,819	-	19,457,819
Money Market Fund	29,619,714	-	-	29,619,714
Money Market Deposit Account	-	22,355,139	-	22,355,139
Total Assets	$187,978,738	$414,006,215	$-	$601,984,953

Liabilities
Forward Currency Contracts **	$-	$304,113	$-	$304,113
Total Liabilities	$-	$304,113	$-	$304,113

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$1,016,699,057	$9,108,283	$702,005	$1,026,509,345
Other Precious Metals Related	88,748,218	-	5,717,407	94,465,625
Other	-	-	7,533,975	7,533,975
Total Common Stocks	1,105,447,275	9,108,283	13,953,387	1,128,508,945
Preferred Stock*	-	5,787,984	-	5,787,984
Private Fund*	-	-	16,265,731	16,265,731
Gold Bullion	-	144,890,036	-	144,890,036
Warrants *	-	3,048,055	-	3,048,055
Rights*	-	443,953	-	443,953
Money Market Fund	8,630,940	-	-	8,630,940
Total Assets	$1,114,078,215	$163,278,311	$30,219,118	$1,307,575,644

The Delafield Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$315,645,339	$-	$-	$315,645,339
Money Market Fund	20,721,181	-	-	20,721,181
Money Market Deposit Account	-	80,182,449	-	$80,182,449
Total Assets	$336,366,520	$80,182,449	$-	$416,548,969

The Tocqueville Select Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$54,471,202	$-	$-	$54,471,202
Money Market Fund	3,149,354	-	-	3,149,354
Money Market Deposit Account	-	7,474,570	-	7,474,570
Total Assets	$57,620,556	$7,474,570	$-	$65,095,126

*	For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
**	Derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

	The Tocqueville International Value Fund	The Tocqueville Gold Fund
Transfers Into Level 1	$8,044,231	$2,209,686
Transfers Out of Level 1	-	(614,855)
Net Transfers Into/(Out of ) Level 1	8,044,231	1,594,831
Transfers Into Level 2	-	614,855
Transfers Out of Level 2	(8,044,231)	(2,209,686)
Net Transfers Into/(Out of ) Level 2	$(8,044,231)	$(1,594,831)

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	The Tocqueville Fund	The Tocqueville Gold Fund
Beginning Balance - November 1, 2016	$1,600	$30,223,082
Purchases	-	-
Sales	-	-
Realized gains	-	-
Realized losses	-	-
Change in unrealized depreciation	-	(3,964)
Transfers in/(out) of Level 3	-	-
Ending Balance - January 31, 2017	$1,600	$30,219,118

The movement from Level 1 to Level 2 in the Gold Fund was from the securities being prices using the mean of the bid and ask price due to the lack of trading volume on January 31, 2017. The movement from Level 2 to Level 1 in the International Value Fund and the Gold Fund was due to the use of market quotations or closing prices provided by the pricing service because the market was considered active. There were no transfers between levels in The Tocqueville Fund, The Opportunity Fund, The Delafield Fund or The Select Fund. Transfers between levels are recognized at the end of the reporting period.

Fund	Type of Security	Industry	Fair Value at 1/31/2017	Valuation Techniques	Unobservable Inputs	Range

The Tocqueville Fund	Preferred Stock	Health Care	$1,600	Latest company valuation	Financing prices	$0.004

The Tocqueville Gold Fund	Common Stock	Gold Related	$702,005	Latest company valuation	Financing prices	$0.33

		Other Precious Metals Related	5,717,407	Latest company financing price	Financing prices	$3.50

		Other	7,533,975	Latest company financing price	Financing prices	$1.38-$8.60

The Tocqueville Gold Fund	Private Fund	Gold Related	16,265,731	NAV from Fund Administrator	Non-publically traded NAV	$1,178.16

The significant unobservable inputs used in the fair value measurement of the Tocqueville Fund’s preferred stock and the Gold Fund’s common stocks are the most recent financing prices of the portfolio company, which approximate the companies’ value in the market place. The significant unobservable inputs for the private fund is the non-publically traded net asset value per share determined by the private fund’s administrator.

Significant changes in the companies’ ability to receive financing for new projects in the future would be an indication of the companies’ financial position and market value.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

Derivative Instruments and Hedging Activities

The Funds’ Adviser may use derivative instruments, such as options and forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity’s results of operations and financial position.

In the Opportunity Fund, the Adviser used options to gain exposure to the underlying equity security. In the International Value Fund, the Adviser used forward currency contracts to adjust exposure to foreign exchange rate risk.

Balance Sheet - Values of Derivative Instruments as of January 31, 2017.

The Tocqueville Opportunity Fund

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Purchased Options	Investments, at Value	$699,225		$-
Total		$699,225		$-

Tocqueville International Value Fund

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Forward Currency Contracts*			Depreciation on forward currency contracts	$304,113
Total		$-		$304,113

*	The respective counterparty for each contract is disclosed in the Open Forward Currency Contract detail within the Schedule of Investments.

Derivatives Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The use of options and forward currency contracts do not create leverage in the Funds.

The average monthly value of call options in the Opportunity Fund during the period ended January 31, 2017 was $796,713.

Transactions in options in the Opportunity Fund during the period ended January 31, 2017 were as follows:

	Notional Amount	Contracts
Outstanding, beginning of period:	$21,943,750	1,295
Options purchased	18,817,500	2,885
Options terminated in closing transactions	(16,645,250)	(908)
Options exercised	(350,000)	(50)
Options expired	(13,386,000)	(1,162)
Outstanding, end of period:	$10,380,000	2,060

The average monthly notional amount of forward currency contracts during the period ended January 31, 2017 was as follows:
International Value Fund
Long Positions	$-
Forward currency contracts
Short Positions	$14,268,221
Forward currency contracts

2)	Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at January 31, 2017 for The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, and The Tocqueville Select Fund (collectively the “Funds”), were as follows*:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Cost of Investments	$157,427,946	$72,206,854	$537,925,403	$1,311,983,851	$329,383,214	$56,577,590
Gross unrealized appreciation	$122,706,239	$14,542,467	$78,251,087	$304,320,180	$102,058,441	$13,680,148
Gross unrealized depreciation	(358,855)	(2,387,986)	(14,191,537)	(308,728,387)	(14,892,686)	(5,162,612)
Net unrealized appreciation (depreciation)	$122,347,384	$12,154,481	$64,059,550	$(4,408,207)	$87,165,755	$8,517,536

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3) Transactions with Affiliates (Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2016 through January 31, 2017. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	November 1, 2016		Additions		Reductions		January 31, 2017	Dividend	Realized	January 31, 2017
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Gain/(Loss)	Value	Cost

The Tocqueville Gold Fund

Almaden Minerals Ltd.	1,481,482	$1,556,421	3,966,667	$3,323,845	-	$-	5,448,149	$-	$-	$5,652,258	$4,880,266
Almaden Minerals Ltd.(a)	3,966,667	3,323,845	-	-	(3,966,667)	(3,323,845)	-	-	-	-	-
Almaden Minerals Ltd. Warrant	740,741	-	-	-	-	-	740,741	-	-	446,522	-
Almaden Minerals Ltd. Warrant	875,000	-	-	-	-	-	875,000	-	-	361,230	-
ATAC Resources Ltd.	10,016,891	32,715,236	-	-	-	-	10,016,891	-	-	3,464,055	32,715,236
AuRico Metals, Inc.	7,411,437	4,616,358	-	-	-	-	7,411,437	-	-	6,549,973	4,616,358
Bear Creek Mining Corp.	7,413,200	28,761,181	-	-	-	-	7,413,200	-	-	16,692,162	28,761,181
Corvus Gold, Inc.	3,350,901	2,356,445	-	-	-	-	3,350,901	-	-	1,735,097	2,356,445
Corvus Gold, Inc.	13,030,000	10,588,821	-	-	-	-	13,030,000	-	-	6,508,742	10,588,821
East Asia Minerals Corp.	66,484,933	22,296,021	-	-	-	-	66,484,933	-	-	510,932	22,296,021
East Asia Minerals Corp. Warrant	6,500,000	-	-	-	(6,500,000)	-	-	-	-	-	-
East Asia Minerals Corp. Warrant	9,764,933	-	-	-	-	-	9,764,933	-	-	-	-
East Asia Minerals Corp. Right	46,175,600	-	-	-	-	-	46,175,600	-	-	354,856	-
Falco Resources Ltd.	2,222,300	886,202	14,000,000	11,086,852	-	-	16,222,300	-	-	12,092,704	11,973,054
Falco Resources Ltd. Warrant	-	-	7,000,000	-	-	-	7,000,000	-	-	1,023,708	-
GoGold Resources, Inc.	19,546,700	24,317,749	-	-	(3,657,700)	(4,511,168)	15,889,000	-	(3,269,737)	8,669,502	19,806,581
Gold Bullion International LLC	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	6,893,000	5,000,000
International Tower Hill Mines Ltd.	5,738,836	20,953,121	-	-	-	-	5,738,836	-	-	3,896,096	20,953,121
International Tower Hill Mines Ltd.	11,289,744	40,113,412	-	-	-	-	11,289,744	-	-	7,461,425	40,113,412
International Tower Hill Mines Ltd. Preferred Stock	-	-	9,041,554	4,339,946	-	-	9,041,554	-	-	5,787,984	4,339,946
Jaguar Mining, Inc.	65,858,798	7,512,329	-	-	-	-	65,858,798	-	-	37,958,961	7,512,329
MAG Silver Corp.	2,945,400	32,406,929	-	-	(118,300)	(1,185,744)	2,827,100	-	192,799	40,201,362	31,221,185
NuLegacy Gold Corp.	19,535,500	3,102,220	-	-	-	-	19,535,500	-	-	4,503,862	3,102,220
NuLegacy Gold Corp.(a)	9,553,152	3,236,406	-	-	(9,553,152)	(3,236,406)	-	-	-	-	-
NuLegacy Gold Corp. Warrant(a)	9,553,152	-	-	-	(9,553,152)	-	-	-	-	-	-
NuLegacy Gold Corp.	-	-	9,020,590	3,055,985	-	-	9,020,590	-	-	2,038,081	3,055,985
NuLegacy Gold Corp. Warrant	-	-	9,020,590	-	-	-	9,020,590	-	-	555,273	-
Osisko Gold Royalties Ltd.	3,184,740	45,233,444	-	-	-	-	3,184,740	93,824	-	34,949,539	45,233,444
Osisko Gold Royalties Ltd. Warrant	274,000	-	-	-	-	-	274,000	-	-	614,855	-
Premier Gold Mines Ltd.	7,857,660	15,522,203	1,785,500	2,852,630	-	-	9,643,160	-	-	21,713,321	18,374,833
Rockhaven Resources Ltd.(b)	6,400,000	6,455,589	-	-	(1,455,500)	(1,823,840)	4,944,500	-	(1,652,396)	664,966	4,631,749
Rubicon Minerals Corp.(a)(b)	11,275,000	15,678,646	-	-	(11,275,000)	(15,678,646)	-	-	-	-	-
Rubicon Minerals Corp.(b)	-	-	69,556	15,678,646	-	-	69,556	-	-	107,976	15,678,646
SEMAFO, Inc.	10,224,200	38,716,798	-	-	(983,200)	(1,444,259)	9,241,000	-	1,426,425	34,467,082	37,272,539
Strategic Metals Ltd.	10,463,400	15,145,574	-	-	-	-	10,463,400	-	-	4,744,212	15,145,574
Tocqueville Bullion Reserve LP - Class G(c)	13,806	25,000,000	-	-	-	-	13,806	-	-	16,265,731	25,000,000
Torex Gold Resources, Inc.	3,278,550	49,114,641	-	-	(911,600)	(14,907,883)	2,366,950	-	(1,956,156)	50,203,896	34,206,758
		$454,609,591		$40,337,904		$(46,111,791)		$93,824	$(5,259,065)	$337,089,363	$448,835,704

The Delafield Fund

Xerium Technologies, Inc.	900,000	$12,042,318	-	$-	-	$-	900,000	$-	$-	$4,653,000	$12,042,318
		$12,042,318		$-		$-		$-	$-	$4,653,000	$12,042,318

The Tocqueville Select Fund

Summer Infant, Inc.(a)	631,231	$2,401,056	-	$-	(631,231)	$(2,401,056)	-	$-	$(1,201,961)	$-	$-
Xerium Technologies, Inc.	265,000	3,374,608	-	-	-	-	265,000	-	-	1,370,050	3,374,608
		$5,775,664		$-		$(2,401,056)		$-	$(1,201,961)	$1,370,050	$3,374,608

(a) Private security restrictions lifted during period and combined with other non restricted securities
(b) Security is no longer an affiliated company at January 31, 2017.
(c) Tocqueville Bullion Reserve (“TBR”) is a Delaware Limited Partnership created for the purpose of owning physical gold. The General Partner of TBR is TERA Management LLC (“Tera”), a Delaware Limited Liability Company, which is equally owned and managed by Tocqueville Partners II LLC (“TP2”), a Delaware Limited Liability Company, and Eidesis Real Assets LLC (“Eidesis”), a Delaware Limited Liability Company. The Managing Member of TP2 is Robert Kleinschmidt, President of the Trust, who has a 51% participating percentage in TP2 and the sole Non-Managing Member is John Hathaway, co-portfolio manager of the Tocqueville Gold Fund, who has a 49% participating percentage.

Item 2.	Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Tocqueville Trust

By (Signature and Title)   /s/ Robert W. Kleinschmidt
                                             Robert W. Kleinschmidt, President

Date    March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert W. Kleinschmidt
                                             Robert W. Kleinschmidt, President

Date   March 30, 2017

By (Signature and Title)* /s/ Helen Balk
                                              Helen Balk, Treasurer

Date  March 30, 2017

* Print the name and title of each signing officer under his or her signature.